Pension and Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2011
Pension and Postretirement Benefit Plans [Abstract]
PENSION AND POSTRETIREMENT BENEFIT PLANS
15.	PENSION AND POSTRETIREMENT BENEFIT PLANS

The Bank has noncontributory defined benefit pension plans covering most of its employees. Additionally, the Company sponsors nonqualified supplemental employee retirement plans for certain participants. The Bank also provides certain postretirement benefits to qualified former employees. These postretirement benefits principally pertain to certain health and life insurance coverage. Information relating to these employee benefits program are included in the tables that follow.

Effective June 30, 2008, the defined pension benefits for Bank employees were frozen at the current levels. Additionally, the Bank enhanced its 401(k) Plan and combined it with its Employee Stock Ownership Plan to fund employer contributions. See Note 16 to these consolidated financial statements.

As of December 31, 2010, the Bank’s two qualified defined benefit plans: The Employees’ Pension and Retirement Plan of Beneficial Mutual Savings Bank and the Farmers & Mechanics Bank Restated Pension Plan were merged into one plan under the name of the Beneficial Mutual Savings Bank Consolidated Pension Plan. The merger of the plans did not impact participant benefits.

The following tables present a reconciliation of beginning and ending balances of benefit obligations and assets at December 31, 2011 and 2010:

(Dollars in thousands)	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010
Change in Benefit Obligation
Benefit obligation at beginning of year	$70,812	$65,426	$27,241	$23,934
Service cost	—	—	204	213
Interest cost	3,816	3,858	1,301	1,329
Participants’ contributions	—	—	44	63
Plan amendment	—	—	(3,473)	—
Actuarial (gain)/loss	11,453	4,906	1,934	3,654
Benefits paid	(3,414)	(3,378)	(1,955)	(1,952)

Benefit obligation at end of year	$82,667	$70,812	$25,296	$27,241

Change in Assets
Fair value of assets at beginning of year	$52,797	$47,042	$—	$—
Actual return on assets	2,047	6,381		—
Employer contribution	2,422	3,159	1,911	1,889
Participants’ contributions	—	—	44	63
Expense	(514)	(407)		—
Benefits paid	(3,414)	(3,378)	(1,955)	(1,952)

Fair value of assets at end of year	$53,338	$52,797	$—	$—

The following table presents a reconciliation of the funded status of the pension and postretirement benefits at December 31, 2011 and 2010.

	Pension		Postretirement Benefits
(Dollars in thousands)	2011	2010	2011	2010
Projected benefit obligation	$82,667	$70,812	$25,296	$27,241
Fair value of plan assets	53,338	52,797	—	—

Accrued pension cost	$29,329	$18,015	$25,296	$27,241

The following table presents the amounts recognized in accumulated other comprehensive income of the pension and postretirement benefits at December 31, 2011 and 2010.

	Pension		Postretirement Benefits
(Dollars in thousands)	2011	2010	2011	2010
Net loss	$30,139	$18,702	$7,635	$6,092
Prior service cost	—	—	(3,555)	64
Transition obligation	—	—	491	655

The Company’s total accumulated pension benefit obligations at December 31, 2011 and December 31, 2010 were $82.7 million and $70.8 million, respectively. The accumulated pension obligation equals the projected benefit obligation as a result of the freeze in pension benefits effective June 30, 2008.

Significant assumptions used to calculate the net periodic pension cost and obligation as of December 31, 2011, 2010, and 2009 are as follows:

	Pension Benefits			Postretirement Benefits
	2011	2010	2009	2011	2010	2009
Consolidated Pension Plan
Discount rate for periodic pension cost	5.55%
Discount rate for benefit obligation	4.55%	5.55%
Expected long-term rate of return on plan assets	8.00%

Beneficial Bank Plans
Discount rate for periodic pension cost		6.05%	6.50%	5.55%	6.05%	6.90%
Discount rate for benefit obligation			6.05%	4.50%	5.55%	6.05%
Expected long-term rate of return on plan assets		8.00%	8.00%

FMS Pension Plan
Discount rate for periodic pension cost		6.05%	6.90%	5.55%	6.05%	6.90%
Discount rate for benefit obligation			6.05%	4.50%	5.55%	6.05%
Expected long-term rate of return on plan assets		8.00%	8.00%

The components of net pension cost are as follows:

(Dollars in thousands)	Pension Benefits			Postretirement Benefits
	2011	2010	2009	2011	2010	2009
Component of Net Periodic Benefit Cost
Service cost	$—	$—	$—	$204	$213	$171
Interest cost	3,816	3,858	3,784	1,301	1,329	1,495
Expected return on assets	(4,195)	(3,710)	(3,093)	—	—	—
Amortization of transition obligation	—	—	—	164	164	164
Amortization of prior service cost	—	—	—	146	146	147
Recognized net actuarial loss	945	860	799	173	49	14

Net periodic pension cost	$566	$1,008	$1,490	$1,988	$1,901	$1,991

The Company’s pension benefits funding policy is to contribute annually an amount, as determined by consulting actuaries and approved by the Board of Directors, which can be deducted for federal income tax purposes. In 2011 and 2010, $2.4 million and $3.2 million, respectively, were contributed to the pension plans under the Bank’s funding policy. For 2012, the Bank expects to contribute $3.0 million to the pension plans.

For benefit obligation measurement purposes, the annual rate of increase in the per capita cost of postretirement health care costs for the Company’s postretirement medical plan was as follows: (1) for participants under the age 65, rates decreased from 8.0 percent for 2009 to 6.0 percent for 2011 and remain level thereafter; and (2) for participants over the age 65, rates decreased from 9.0 percent for 2009 to 6.0 percent for 2012 and remain level thereafter. With respect to the FMS Financial postretirement medical plan, for plan participants over the age of 65, the annual rate decreased from 9.5 percent for 2009 to 5.0 percent for 2018 and remain level thereafter.

The impact of a 1.0% increase and decrease in assumed health care cost trend for each future year would be as follows:

(Dollars in thousands)	1.0% Increase	1.0% Decrease
Accumulated postretirement benefit obligation	$305	$(274)
Service and interest cost	21	(19)

The estimated net loss for the pension benefits that will be amortized from accumulated other comprehensive income into net periodic pension costs over the next fiscal year is $1.8 million. The estimated transition, net loss and prior service cost for postretirement benefits that will be amortized from accumulated other comprehensive income into periodic pension cost over the next fiscal year are $164 thousand, $391 thousand and $(453) thousand, respectively.

Future benefit payments for all pension and postretirement plans are estimated to be paid as follows:

Pension Benefits		Postretirement Benefits
2012	$3,159	2012	$1,881
2013	3,315	2013	1,848
2014	3,857	2014	1,806
2015	3,989	2015	1,797
2016	3,924	2016	1,770
2017-2021	$22,838	2017-2021	$8,774

The fair vales of all pension and postretirement plan assets at December 31, 2011 and 2010 by asset category are as follows:

	Category Used for Fair Value Measurement
	December 31, 2011				December 31, 2010
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$—	$—	$—	$—	$4,713	$—	$—	$4,713
Mutual Funds:
Large cap	17,788	—	—	17,788	25,506	—	—	25,506
Small cap	2,338	—	—	2,338	11,157	—	—	11,157
International	9,775	—	—	9,775	4,540	—	—	4,540
Fixed Income	23,349	—		23,349	6,859	—		6,859

Total	$53,250	$—	$—	$53,250	$52,775	$—	$—	$52,775

As of December 31, 2011, pension and postretirement plan assets were comprised of investments in equity and fixed income mutual funds. As of December 31, 2010, pension and postretirement plan assets were comprised of investments in money market, equity and fixed income mutual funds. Other assets consist of accrued income. The Bank’s consolidated pension plan investment policy provides that assets are to be managed over a long-term investment horizon to ensure that the chances and duration of investment losses are carefully weighed against the long term potential for asset appreciation. The primary objective of managing a plan’s assets is to improve the plan’s funded status. A secondary financial objective is, where possible, to minimize pension expense volatility. The Company’s pension plan allocates equity and filed income investments based on the plan’s funded status. Beginning in 2011, when the funded status is below 90% asset allocation ranges are 50% to 60% for equities with 40% to 50% invested in fixed income investments when the funded status reaches 110%. The allocation targets are 0% to 10% in equity investments and 90% to 100% in filed income investments. Also, a small portion is maintained in cash reserves when appropriate. Weighted average asset allocations in plan assets at December 31, 2011 and December 31, 2010 were as follows:

	Pension
(Dollars in thousands)	December 31, 2011	December 31, 2010
Domestic equity securities	37.7%	69.5%
Fixed Income	43.8%	13.0%
International equity securities	18.3%	8.6%
Cash equivalents and other	0.2%	8.9%

Total	100.0%	100.0%

The Company also maintains contributory savings plans (401(k) plans) covering substantially all of its employees as described in Note 16 to these consolidated financial statements. The Company may make contributions out of current or retained earnings. The Company made cash contributions of $51 thousand, $533 thousand and $217 thousand during the years ended December 31, 2011, 2010, and 2009, respectively.

The Company provides life insurance benefits to eligible employees under an endorsement split-dollar life insurance program. At December 31, 2011 and 2010, $18.3 million and $17.3 million, respectively, in cash surrender value relating to this program were recognized in “other assets” in the Company’s consolidated statements of financial condition. The Company recognizes a liability for future benefits applicable to endorsement split-dollar life insurance arrangements that provide death benefits postretirement. These liabilities totaled $8.4 million and $12.2 million at December 31, 2011 and 2010, respectively, and are included in the postretirement tables above. During 2011, the Company adopted an amendment to the split-dollar life insurance program to freeze life insurance benefits for participants as of April 15, 2011. Consequently, the postretirement benefit obligation was reduced by $3.5 million as of December 31, 2011.